Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 258	$ (254)	$ (920)
Realized Gain (Loss) on Derivatives	(155)	(59)	(62)
Unrealized Gain (Loss) on Hedged Item	(141)	110	1,398
Derivative Gain (Loss) on Derivatives Net, Total	(38)	(203)	416
Unrealized Gain (Loss) on Derivatives, Total	258	(254)	(920)
Realized Gain (Loss) on Derivatives, Total	(745)	(815)	(839)
Unrealized Gain (Loss) on Hedged Item, Total	(141)	110	1,398
Total Gain (Loss)	(628)	(959)	(361)
Less: realized gains (losses) recorded in interest expense	590	756	777
Fair Value [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(33)	(220)	(1,582)
Realized Gain (Loss) on Derivatives	616	795	835
Unrealized Gain (Loss) on Hedged Item	(141)	110	1,398
Derivative Gain (Loss) on Derivatives Net, Total	442	685	651
Fair Value [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(75)	503	289
Realized Gain (Loss) on Derivatives	449	481	487
Unrealized Gain (Loss) on Hedged Item	41	(554)	(334)
Derivative Gain (Loss) on Derivatives Net, Total	415	430	442
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	42	(723)	(1,871)
Realized Gain (Loss) on Derivatives	167	314	348
Unrealized Gain (Loss) on Hedged Item	(182)	664	1,732
Derivative Gain (Loss) on Derivatives Net, Total	27	255	209
Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(1)	(1)
Realized Gain (Loss) on Derivatives	(26)	(39)	(58)
Derivative Gain (Loss) on Derivatives Net, Total	(27)	(40)	(58)
Cash Flow [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(1)	(1)
Realized Gain (Loss) on Derivatives	(26)	(39)	(58)
Derivative Gain (Loss) on Derivatives Net, Total	(27)	(40)	(58)
Trading [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	292	(33)	662
Realized Gain (Loss) on Derivatives	(745)	(815)	(839)
Derivative Gain (Loss) on Derivatives Net, Total	(453)	(848)	(177)
Trading [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(66)	183	412
Realized Gain (Loss) on Derivatives	108	69	11
Derivative Gain (Loss) on Derivatives Net, Total	42	252	423
Trading [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(59)	29	57
Realized Gain (Loss) on Derivatives	7	8	7
Derivative Gain (Loss) on Derivatives Net, Total	(52)	37	64
Trading [Member] | Floor Income Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	412	(267)	156
Realized Gain (Loss) on Derivatives	(859)	(903)	(888)
Derivative Gain (Loss) on Derivatives Net, Total	(447)	(1,170)	(732)
Trading [Member] | Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	5	22	37
Realized Gain (Loss) on Derivatives	(1)	11	31
Derivative Gain (Loss) on Derivatives Net, Total	$ 4	$ 33	$ 68